Amounts Due to Related Companies	12 Months Ended
Dec. 31, 2022
Amounts Due to Related Companies [Abstract]
AMOUNTS DUE TO RELATED COMPANIES

NOTE 20. AMOUNTS DUE TO RELATED COMPANIES

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Amounts due to related companies	-	247,406

As at December 31, 2021, the non-trade amounts due to related companies are unsecured, non-interest bearing and repayable on demand.